INCENTIVE PLANS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock options outstanding and exercisable
Options Outstanding, Number (in options)	35,020,397
Options Outstanding, Weighted-average contractual life remaining (in years)	3 years 1 month 6 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 51.20
Options outstanding, Number exercisable (in options)	32,973,444
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 51.13
Assumption information for option programs
Weighted-average per-share fair value at the end of the period (in dollars per share)		$ 13.90	$ 16.60
Weighted-average expected life, Original grants		4 years 11 months 12 days	6 years 22 days
Valuation assumptions
Expected volatility (as a percent)		35.64%	36.42%
Risk-free interest rate (as a percent)		2.33%	2.88%
Expected dividend yield (as a percent)		0.00%	0.00%
Expected annual forfeitures, original and reload grants (as a percent)		9.62%	9.62%
Range of exercise prices, $29.70-$49.99
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 29.70
Exercise price, high end of the range (in dollars per share)	$ 49.99
Options Outstanding, Number (in options)	33,392,541
Options Outstanding, Weighted-average contractual life remaining (in years)	3 years 1 month 6 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 42.40
Options outstanding, Number exercisable (in options)	31,431,666
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 42.02
Range of exercise prices, $50.00-$99.99
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 50.00
Exercise price, high end of the range (in dollars per share)	$ 99.99
Options Outstanding, Number (in options)	69,956
Options Outstanding, Weighted-average contractual life remaining (in years)	8 years 1 month 6 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 56.76
Options outstanding, Number exercisable (in options)	69,132
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 56.64
Range of exercise prices, $100.00-$199.99
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 100.00
Exercise price, high end of the range (in dollars per share)	$ 199.99
Options Outstanding, Number (in options)	516,577
Options Outstanding, Weighted-average contractual life remaining (in years)	5 years 10 months 24 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 147.33
Options outstanding, Number exercisable (in options)	431,323
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 148.33
Range of exercise prices, $200.00-$299.99
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 200.00
Exercise price, high end of the range (in dollars per share)	$ 299.99
Options Outstanding, Number (in options)	754,375
Options Outstanding, Weighted-average contractual life remaining (in years)	1 year 8 months 12 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 243.85
Options outstanding, Number exercisable (in options)	754,375
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 243.85
Range of exercise prices, $300.00-$399.99
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 300.00
Exercise price, high end of the range (in dollars per share)	$ 399.99
Options Outstanding, Number (in options)	206,627
Options Outstanding, Weighted-average contractual life remaining (in years)	4 years 10 months 24 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 335.97
Options outstanding, Number exercisable (in options)	206,627
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 335.97
Range of exercise prices, $400.00-$557.00
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 400.00
Exercise price, high end of the range (in dollars per share)	$ 557.00
Options Outstanding, Number (in options)	80,321
Options Outstanding, Weighted-average contractual life remaining (in years)	1 month 6 days
Options Outstanding, Weighted-average exercise price (in dollars per share)	$ 543.69
Options outstanding, Number exercisable (in options)	80,321
Options exercisable, Weighted-average exercise price (in dollars per share)	$ 543.69
Range of exercise prices, $40.00-$45.00
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 40.00
Exercise price, high end of the range (in dollars per share)	$ 45.00